Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0000917520
Registrant Name	INTEGRA LIFESCIENCES HOLDINGS CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A